Provisions for expected credit losses - Impact of overlays on the provision for ECL on loans and credit commitments (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Provision for expected credit losses
Modelled provision for ECL on loans and credit commitments	$ 4,861	$ 4,498	$ 4,192
Overlays	260	432	720
Total provision for ECL	$ 5,121	$ 4,930	$ 4,912